Income Taxes - Schedule of Changes in Unrecognized Income Tax Benefits (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 2,341	$ 884
Increases for positions taken during the current year	686	1,457	$ 884
Balance at end of period	$ 3,027	$ 2,341	$ 884